Note 11 - Finance Expenses and Income - Interest Income (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents		R$ 234.6	R$ 454.8	R$ 270.7
Investment securities held for trading		4.3	0.1	12.9
Other receivables (i)	[1]	2,006.6	613.1	170.4
Total		R$ 2,245.5	R$ 1,068.0	R$ 454.0

[1]	Mainly related to monetary adjustments related to the exclusion of ICMS (VAT tax) from the basis of PIS and COFINS calculation, more details in Note 30 - Contingencies.